Related party transactions - Schedule of Transactions between Related Parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Related party transactions [abstract]
Short term employee benefits	$ 10.8	$ 10.1	$ 12.5
Long term employee benefits	0.2	0.1	0.1
Termination benefits	1.0	0.0	0.0
Share-based compensation	7.3	11.2	11.5
Compensation expense	$ 19.3	$ 21.4	$ 24.1